                        SUPPLEMENT DATED AUGUST 28, 2006
                        TO PROSPECTUSES DATED MAY 1, 2006


This is a Supplement to certain prospectuses dated May 1, 2006 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Insurance Companies"). We refer to these prospectuses as the "Product Prospectuses."

The purpose of this supplement is to advise you of a future change in your variable investment options.

SUBSTITUTION OF FUNDS

John Hancock Life Insurance Company (U.S.A.) proposes to substitute the shares held by John Hancock Life Insurance Company (U.S.A.) Separate Account H and John Hancock Life Insurance Company of New York proposes to substitute the shares held by John Hancock Life Insurance Company of New York Separate Account A in the funds of shares of registered investment companies ("Existing Funds") with shares of certain series (the "Replacement Funds") of John Hancock Trust ("JHT," previously known as the "Manufacturers Investment Trust"). The Insurance Companies have filed an application with the United States Securities and Exchange Commission requesting an order approving the substitution and currently intend to effect the substitution on May 1, 2007, or as soon thereafter as is practicable. The proposed substitutions are as follows:

                      EXISTING FUND                                                      REPLACEMENT FUND

AIM V.I. Utilities Fund-Series II                                           JHT Total Stock Market Index Trust- Series II
DWS Blue Chip VIP-Series II, Class B                                        JHT Total Stock Market Index Trust- Series II
DWS Health Care VIP-Series I, Class B                                       JHT Total Stock Market Index Trust- Series II
DWS Technology VIP-Series II, Class B                                       JHT Total Stock Market Index Trust- Series II

The Dreyfus Socially Responsible Growth Fund, Inc.-Service Class            JHT Quantitative All Cap Trust-Series II
DWS Dreman Financial Services VIP-Series II, Class B                        JHT Quantitative All Cap Trust-Series II
DWS Dreman High Return Equity VIP-Series II, Class B                        JHT Quantitative All Cap Trust-Series II
DWS Janus Growth and Income VIP-Series II, Class B                          JHT Quantitative All Cap Trust-Series II
DWS MFS Strategic Value VIP-Series II, Class B                              JHT Quantitative All Cap Trust-Series II

Alger American Leveraged AllCap Portfolio-Class S                           JHT All Cap Core Trust-Series II

DWS Large Cap Value VIP-Series II, Class B                                  JHT Quantitative Value Trust-Series II

DWS Davis Venture Value VIP-Series II, Class B                              JHT Fundamental Value Trust-Series II

DWS Dreman Small Cap Value VIP-Series II, Class B                           JHT Small Cap Index Trust-Series II
DWS Small Cap Growth VIP-Series II, Class B                                 JHT Small Cap Index Trust-Series II

Alger American Balanced Portfolio-Class S                                   JHT Index Allocation Trust-Series II
DWS Balanced VIP-Series II, Class B                                         JHT Index Allocation Trust-Series II

DWS RREEF Real Estate Securities VIP-Class B                                JHT Real Estate Securities Trust-Series II

DWS International VIP-Series I, Class B                                     JHT International Value Trust-Series II
DWS Templeton Foreign Value VIP-Series II, Class B                          JHT International Value Trust-Series II

DWS Global Thematic VIP-Series II, Class B                                  JHT Global Trust-Series II

DWS Global Opportunities VIP-Series I, Class B                              JHT Global Trust-Series II

DWS Bond VIP-Series I, Class B                                              JHT Bond Index Trust-Series II

DWS High Income VIP-Series II, Class B                                      JHT Active Bond Trust-Series II
DWS Strategic Income VIP-Series II, Class B                                 JHT Active Bond Trust-Series II


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

                      EXISTING FUND                                                      REPLACEMENT FUND

DWS Core Fixed Income VIP-Series II, Class B                                JHT Investment Quality Bond Trust-Series II

DWS Growth Allocation VIP-Series II, Class B                                JHT Lifestyle Growth Trust-Series II

DWS Moderate Allocation VIP-Series II, Class B                              JHT Lifestyle Balanced Trust-Series II

DWS Conservative Allocation VIP-Series II, Class B                          JHT Lifestyle Moderate Trust-Series II
DWS Income Allocation VIP-Series II, Class B                                JHT Lifestyle Moderate Trust-Series II

Dreyfus MidCap Stock Portfolio-Service Class                                JHT Mid Cap Index Trust-Series II

DWS Mid Cap Growth VIP-Series II, Class B                                   JHT Quantitative Mid Cap Trust-Series II
DWS Turner Mid Cap Growth VIP-Series II, Class B                            JHT Quantitative Mid Cap Trust-Series II

DWS Capital Growth VIP-Series I, Class B                                    JHT 500 Index Trust B

DWS Equity 500 Index VIP, Class B                                           JHT 500 Index Trust B
DWS Growth and Income VIP-Series I, Class B                                 JHT 500 Index Trust B
DWS Janus Growth Opportunities VIP-Series II, Class B                       JHT 500 Index Trust B
DWS Legg Mason Aggressive Growth VIP-Series II, Class B                     JHT 500 Index Trust B
DWS Mercury Large Cap Core VIP-Series II, Class B                           JHT 500 Index Trust B
DWS Oak Strategic Equity VIP-Series II, Class B                             JHT 500 Index Trust B

DWS International Select Equity VIP-Series II, Class B                      JHT International Equity Index Trust B
Credit Suisse Trust Emerging Markets Portfolio                              JHT International Equity Index Trust B
Credit Suisse Trust Global Small Cap Portfolio                              JHT International Equity Index Trust B

DWS Government & Agency Securities VIP-Series II, Class B                   JHT Money Market Trust B
DWS Money Market VIP-Series II, Class B                                     JHT Money Market Trust B

Prior to the effective date of the substitutions and for 30 days thereafter, a contract owner may transfer amounts allocated to a Variable Investment Option that invests in an Existing Fund to any other available Variable Investment Option free of charge. Any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the Product Prospectuses).

A complete list of all Variable Investment Options that are available under your Contract is set forth in the applicable Product Prospectus. You may obtain a copy of the Product Prospectus by calling 800-344-1029. Shares of the JHT 500 Index Trust B and the JHT International Equity Index Trust B will not be available for new purchase payments or transfers after the completion of the substitutions described herein.

The Insurance Companies will effect the substitutions by simultaneously placing an order to redeem the shares of the Existing Funds and an order to purchase shares of the Replacement Funds. These transactions will not count as transfers for purposes of any transfer charges or restrictions.

All expenses incurred in connection with the proposed substitutions will be paid by the Insurance Companies. The Insurance Companies will send affected Contract owners a confirmation notice within five business days after the substitution.





0506:WMRK-1
0506:WMRK1NY
0506:ML3-1
0506:ML3-1NY

033-79112 C000007850
333-70728 C000007840
333-70730 C000007842
333-70850 C000007846
333-83558 C000007852



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